Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Measurement Tables [Line Items]
Disclosure Of Fair Value Measurement Of Assets Explanatory

Determination of fair values from quoted market

prices or valuation techniques
1
31.12.24 31.12.23
USD m Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial assets measured at fair value on a recurring

basis
Financial assets at fair value held for trading 128,428 27,687 3,108 159,223 115,345 17,936 1,817 135,098
of which: Equity instruments 116,536 430 91 117,056 99,510 721 140 100,372 of which: Government bills / bonds 4,443 3,261 41 7,746 6,843 2,195 14 9,052 of which: Investment fund units 6,537 987 151 7,675 8,008 1,082 9 9,098 of which: Corporate and municipal bonds 911 17,585 838 19,334 982 11,956 648 13,586 of which: Loans 0 5,200 1,799 6,998 0 1,870 904 2,775
of which: Asset-backed securities 1 219 153 373 3 111 101 215
Derivative financial instruments 795 182,849 2,792 186,435 593 129,871 1,264 131,728
of which: Foreign exchange

472 100,572 66 101,111 317 65,070 0 65,387
of which: Interest rate

0 41,193 878 42,071 0 35,028 284 35,311
of which: Equity / index

0 35,747 1,129 36,876 0 26,649 667 27,317
of which: Credit 0 2,555 581 3,136 0 1,452 301 1,752
of which: Commodities 1 2,599 17 2,617 0 1,627 12 1,639
Brokerage receivables 0 25,858 0 25,858 0 20,883 0 20,883
Financial assets at fair value not held for trading 35,910 50,545 8,747 95,203 29,529 30,124 4,101 63,754
of which: Financial assets for unit-linked investment contracts 17,101 6 0 17,106 15,814 0 0 15,814 of which: Corporate and municipal bonds 31 14,695 133 14,859 62 16,716 215 16,994 of which: Government bills / bonds 18,264 6,204 0 24,469 13,262 3,332 0 16,594 of which: Loans 0 4,427 3,192 7,619 0 4,172 1,254 5,426
of which: Securities financing transactions 0 24,026 611 24,638 0 5,541 4 5,545 of which: Asset-backed securities 0 972 597 1,569 0 18 0 18
of which: Auction rate securities 0 0 191 191 0 0 1,208 1,208 of which: Investment fund units 423 133 681 1,237 367 233 205 804 of which: Equity instruments 91 0 2,916 3,008 24 0 1,088 1,112
Financial assets measured at fair value through other

comprehensive income on a recurring basis
Financial assets measured at fair value through other comprehensive income
59 2,137 0 2,195 68 2,165 0 2,233
of which: Commercial paper and certificates of deposit 0 1,959 0 1,959 0 1,948 0 1,948 of which: Corporate and municipal bonds 59 178 0 237 68 207 0 276
Non-financial assets measured at fair value on a recurring

basis
Precious metals and other physical commodities 7,341 0 0 7,341 4,426 0 0 4,426
Non-financial assets measured at fair value on a non-recurring basis
Other non-financial assets
2
0 0 84 84 0 0 17 17
Total assets measured at fair value 172,532 289,076 14,731 476,340 149,962 200,979 7,198 358,139

Disclosure Of Fair Value Measurement Of Liabilities Explanatory

Determination of fair values from quoted market

prices or valuation techniques (continued)
1
31.12.24 31.12.23
USD m Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial liabilities measured at fair value on a

recurring basis
Financial liabilities at fair value held for trading 24,577 10,429 240 35,247 25,451 6,110 151 31,712 of which: Equity instruments 18,528 257 29 18,814 16,310 236 87 16,632 of which: Corporate and municipal bonds 5 8,771 206 8,982 28 4,893 58 4,979 of which: Government bills / bonds 4,336 1,174 0 5,510 8,320 806 0 9,126 of which: Investment fund units 1,708 162 3 1,873 794 117 4 915
Derivative financial instruments 829 175,788 4,060 180,678 716 136,833 3,158 140,707
of which: Foreign exchange

506 94,077 46 94,628 400 71,322 21 71,743
of which: Interest rate

0 36,313 324 36,636 0 32,656 107 32,763
of which: Equity / index

0 39,597 3,142 42,739 0 30,209 2,717 32,926
of which: Credit 0 3,280 414 3,694 0 1,341 273 1,614
of which: Commodities 1 2,200 15 2,216 0 1,271 20 1,291
of which: Loan commitments measured at FVTPL 0 75 62 137 0 3 17 21
Financial liabilities designated at fair value on a recurring basis
Brokerage payables designated at fair

value
0 49,023 0 49,023 0 42,275 0 42,275
Debt issued designated at fair value 0 90,725 11,842 102,567 0 78,509 7,832 86,341
Other financial liabilities designated at fair value 0 29,779 4,262 34,041 0 25,069 2,297 27,366 of which: Financial liabilities related to unit-linked

investment contracts
0 17,203 0 17,203 0 15,922 0 15,922
of which: Securities financing transactions
0 5,798 0 5,798 0 6,927 0 6,927
of which: Funding from UBS Group AG
0 3,848 1,494 5,342 0 1,327 1,623 2,950
of which: Over-the-counter debt instruments
and others 0 2,930 2,768 5,698 0 892 674 1,566
Total liabilities measured at fair value 25,406 355,744 20,405 401,555 26,167 288,796 13,438 328,401
1 Bifurcated embedded derivatives are presented on the

same balance sheet lines as their host

contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented.

2 Other non-financial assets primarily consist of properties and other non-current assets held for sale, which are measured at the lower of their net carrying amount or fair value less costs to sell.

Disclosure Of Deferred Day-One Profit Or Loss Explanatory

Deferred day-1 profit or loss reserves
USD m 2024 2023 2022
Reserve balance at the beginning of the year 397 422 418
Profit / (loss) deferred on new transactions 244 250 299
(Profit) / loss recognized in the income statement (215) (275) (295)
Foreign currency translation (6) 0 0
Reserve balance at the end of the year 421 397 422

Disclosure Of Change In Fair Value Of Financial Liability Attributable To Change In Credit Risk Of Liability Explanatory

Own credit adjustments on financial liabilities

designated at fair value
Included in Other comprehensive income
For the year ended
USD m 31.12.24 31.12.23 31.12.22
Realized gain / (loss)

(50) 8 1
Unrealized gain / (loss)

(891) (869) 866
Total gain / (loss), before tax (941) (861) 867
of which: recognized during the period and disclosed in

the Statement of comprehensive income
75 (861) 867
of which: recognized upon the merger of UBS AG and Credit Suisse

AG

1
(1,016)
1 Refer to Note 2 for more information about the merger of UBS AG and Credit Suisse AG.

Disclosure Of Valuation Adjustments On Financial Instruments Explanatory

Other valuation adjustment reserves on the

balance sheet
As of
USD m 31.12.24 31.12.23
Credit valuation adjustments
1
(125) (37)
Funding and debit valuation adjustments (96) (82)
Other valuation adjustments (1,206) (730)
of which: liquidity (746) (308)
of which: model uncertainty (460) (423)
1 Amounts do not include reserves against defaulted counterparties.

Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Explanatory

Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
Fair value
Significant
unobservable
input(s)
1
Range of inputs
Assets Liabilities
Valuation
technique(s)
31.12.24 31.12.23
USD bn 31.12.24 31.12.23 31.12.24 31.12.23 low high
weighted
average
2
low high
weighted
average
2
unit
1
Financial assets and liabilities at fair value held for trading and Financial assets at fair value not held for trading
Corporate and municipal
bonds 1.0 0.9 0.2 0.1
Relative value to
market comparable Bond price equivalent 23 114 98 9 114 93 points
Discounted expected
cash flows Discount margin 868 868 868 491 491 491
basis
points
Traded loans, loans
designated at fair value
and guarantees 5.2 2.3 0.0 0.0
Relative value to
market comparable Loan price equivalent 1 173 84 6 101 98 points
Discounted expected
cash flows Credit spread 16 545 195 200 275 252
basis
points
Market comparable
and securitization
model Credit spread 75 1,899 208 162 1,849 318
basis
points
Asset-backed securities 0.7 0.1 0.0 0.0
Relative value to
market comparable Bond price equivalent 0 112 79 1 205 108 points
Investment fund units
3
0.8 0.2 0.0 0.0
Relative value to
market comparable Net asset value
Equity instruments
3
3.0 1.2 0.0 0.1
Relative value to
market comparable Price
Debt issued designated at
fair value
4
11.8 7.8
Other financial liabilities
designated at fair value 4.3 2.3
Discounted expected
cash flows Funding spread 95 201 51 201
basis
points
Derivative financial instruments
Interest rate 0.9 0.3 0.3 0.1 Option model
Volatility of interest
rates 50 156 84 112
basis
points
IR-to-IR correlation 60 99%
Discounted expected
cash flows Funding spread 5 20
basis
points
Credit 0.6 0.3 0.4 0.3
Discounted expected
cash flows
Credit spreads

2 1,789 1 306
basis
points
Credit correlation 50 66%
Recovery rates 0 100%
Option model Credit volatility 59 127%
Equity / index 1.1 0.7 3.1 2.7 Option model Equity dividend yields 0 16 0 14%
Volatility of equity
stocks, equity and
other indices 4 126 4 104%
Equity-to-FX
correlation (65) 80 (40) 70%
Equity-to-equity
correlation 0 100 13 100%
Loan commitments
measured at FVTPL 0.1 0.0
Relative value to
market comparable Loan price equivalent 60 101 78 101 points
1 The ranges of significant unobservable

inputs are represented in points, percentages and

basis points. Points are

a percentage of par (e.g. 100

points would be 100% of par).

2 Weighted averages are provided
for most non-derivative financial instruments and were calculated by weighting inputs based on the fair values of

the respective instruments. Weighted averages

are not provided for inputs related to Other financial
liabilities designated at

fair value and

Derivative financial instruments,

as this would

not be meaningful.

3 The range

of inputs is

not disclosed, as

there is a

dispersion of values

given the diverse

nature of the
investments.

4 Debt issued designated at fair value primarily consists of UBS structured notes, which include variable maturity notes with various equity and foreign exchange underlying risks, as well as rates-linked and credit-linked notes, all of which have embedded

derivative parameters that are considered to be unobservable.

The equivalent derivative instrument parameters

for debt issued or embedded derivatives for over-
the-counter debt instruments are presented in the respective derivative financial instruments lines in this table.

Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities Explanatory

Sensitivity of fair value measurements to changes

in unobservable input assumptions
1
31.12.24 31.12.23
USD m
Favorable

changes
Unfavorable

changes
Favorable

changes
Unfavorable

changes
Traded loans, loans measured at fair value and guarantees 185 (143) 15 (19)
Securities financing transactions 30 (24) 24 (24)
Auction rate securities 8 (6) 67 (21)
Asset-backed securities 32 (28) 25 (22)
Equity instruments 333 (308) 189 (178)
Investment fund units 179 (181) 21 (23)
Loan commitments measured at FVTPL 38 (42) 7 (10)
Interest rate derivatives, net 115 (70) 27 (18)
Credit derivatives, net 112 (117) 2 (5)
Foreign exchange derivatives, net 3 (2) 5 (4)
Equity / index derivatives, net 732 (617) 358 (285)
Other 289 (161) 42 (39)
Total 2,056 (1,700) 781 (648)
1 Sensitivity of issued and over-the-counter debt instruments is reported with the equivalent derivative or Other.

Disclosure Of Maximum Credit Risk Exposure Explanatory

Maximum exposure to credit risk

31.12.24
Maximum
exposure to
credit risk
Collateral Credit enhancements
Exposure to
credit risk
after collateral
and credit
enhancements USD bn
Cash
collateral
received
Collateralized
by equity and
debt
instruments
Secured by
real estate
Other

collateral Netting
Credit
derivative
contracts
Guarantees
and sub-
participations

Financial assets measured at

fair value on the balance sheet
1
Financial assets at fair value

held for trading – debt instruments
2,3
34.5 34.5
Derivative financial instruments
4,5
186.4 6.7 156.0 23.8
Brokerage receivables 25.9 25.7 0.2
Financial assets at fair value not

held for trading – debt instruments
6
73.8 0.1 31.5 1.0 41.3
Total financial assets measured at fair value 320.6 0.1 63.9 0.0 1.0 156.0 0.0 0.0 99.7
Guarantees
0.4

0.1
0.0 0.3 0.0
31.12.23
Maximum
exposure to
credit risk
Collateral Credit enhancements
Exposure to
credit risk
after collateral
and credit
enhancements USD bn
Cash
collateral
received
Collateralized
by equity and
debt
instruments
Secured by
real estate
Other

collateral Netting
Credit
derivative
contracts
Guarantees
and sub-
participations

Financial assets measured at

fair value on the balance sheet
1
Financial assets at fair value

held for trading – debt instruments
2,3
25.6 25.6
Derivative financial instruments
4,5
131.7 5.1 117.6 9.1
Brokerage receivables 20.9 20.5 0.4
Financial assets at fair value not

held for trading – debt instruments
6
46.0 10.2 35.8
Total financial assets measured at fair value 224.3 0.0 35.8 0.0 0.0 117.6 0.0 0.0 70.9
Guarantees 0.1 0.1 0.0
1 The maximum exposure to loss

is generally equal to the carrying

amount and subject to change over

time with market movements.

2 For the purpose of

this disclosure, collateral and credit

enhancements were
not considered as these

positions are generally

managed under the market

risk framework.

3 Does not include

investment fund units.

4 Includes USD
146
m (31 December 2023:

USD
21
m) fair values

of loan
commitments and USD 20
m (31 December 2023:

USD
32
m) forward starting reverse

repurchase agreements classified as

derivatives. The

full contractual committed

amount of forward

starting reverse repurchase
agreements (generally highly

collateralized) of

USD
51.5
bn (31 December

2023: USD
60.4
bn) and derivative

loan commitments (mostly

secured) of USD
14.8
bn, of which

USD
4
bn has been

sub-participated (31
December 2023: USD 4.8 bn, of which USD 1.4
bn had been sub-participated), is

presented in Note 11 under notional amounts.

5 The amount shown in

the “Netting” column represents the netting

potential not
recognized on the balance sheet. Refer to

Note 22 for more information.

6 Does not include unit-linked investment contracts and investment fund units. Financial assets at fair value not held for trading collateralized
by equity and debt instruments consisted of structured loans and reverse repurchase and securities borrowing agreements.

Disclosure Of Fair Value Of Financial Instruments Not Measured At Fair Value Explanatory

Financial instruments not measured at fair value
31.12.24 31.12.23
Carrying
amount Fair value
Carrying
amount Fair value
USD bn Total
Carrying
amount
approximates
fair value
1
Level 1 Level 2 Level 3 Total Total
Carrying
amount
approximates
fair value
1
Level 1 Level 2 Level 3 Total
Assets
Cash and balances at central banks 223.3 223.3 0.0 0.0 0.0 223.3 171.8 171.7 0.0 0.1 0.0 171.8
Amounts due from banks 18.1 17.1 0.0 0.8 0.2 18.1 28.2 12.5 0.0 15.4 0.2 28.2
Receivables from securities financing
transactions measured at amortized cost 118.3 115.1 0.0 2.8 0.4 118.3 74.1 68.7 0.0 3.9 1.5 74.1
Cash collateral receivables on derivative
instruments 44.0 44.0 0.0 0.0 0.0 44.0 32.3 32.3 0.0 0.0 0.0 32.3
Loans and advances to customers 587.3 182.9 0.0 44.5 355.0 582.4 405.6 131.8 0.0 44.3 220.4 396.5
Other financial assets measured at amortized
cost 59.3 10.5 13.2 31.0 2.8 57.5 54.3 9.0 12.8 29.6 2.6 54.1
Liabilities
Amounts due to banks 23.3 16.1 0.0 7.2 0.0 23.4 16.7 8.8 0.0 8.0 0.0 16.7
Payables from securities financing
transactions measured at amortized cost
2
14.8 7.1 0.0 7.5 0.2 14.8 5.8 5.1 0.0 0.4 0.4 5.8
Cash collateral payables on derivative
instruments 36.4 36.4 0.0 0.0 0.0 36.4 34.9 34.9 0.0 0.0 0.0 34.9
Customer deposits 749.5 677.3 0.0 72.6 0.0 750.0 555.7 482.1 0.0 74.5 0.0 556.6
Funding from UBS Group AG measured at
amortized cost 107.9 2.5 0.0 110.0 0.0 112.5 67.3 3.3 0.0 64.4 0.0 67.7
Debt issued measured at amortized cost 101.1 15.6 0.0 87.1 0.0 102.7 69.8 18.1 0.0 51.7 0.0 69.8
Other financial liabilities measured at
amortized cost 17.9 16.5 0.0 0.1 1.3 17.9 9.8 9.8 0.0 0.0 0.0 9.8
1 Includes certain financial instruments where the carrying

amount is a reasonable approximation of the

fair value due to the instruments’ short-term

nature (instruments that are receivable or

payable on demand or
with a remaining maturity (excluding the effects of callable features) of three months or less).

2 Excludes lease liabilities.